Fair Value Of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments (Abstract)
Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities

	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Billions of yen
	September 30, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,643	¥1,924	¥2,538	¥329	¥7,434

	Translation into billions of U.S. dollars
	September 30, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	$34.31	$24.97	$32.94	$4.27	$96.49

(1)	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥642 billion ($8.34 billion) as of September 30, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities ("CMBS")	—	171	28	—	199
Residential mortgage-backed securities ("RMBS")	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations ("CDO") and other(4)	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivatives(5)
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivatives	698	15,664	557	(15,428)	1,491

Subtotal	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(6)	—	543	11	—	554
Collateralized agreements(7)	—	904	—	—	904
Other assets
Non-trading debt securities	513	79	0	—	592
Other	121	0	25	—	146

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	0	—	—	0
Collateralized debt obligations ("CDO") and other(4)	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivatives(5)
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivatives	757	15,903	573	(15,577)	1,656

Subtotal	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(8)	—	182	1	—	183
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	332	—	—	332
Long-term borrowings(8)(10)(11)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥625	¥1,072	¥134	¥—	¥1,831
Private equity(3)	—	—	260	—	260
Japanese government securities	2,530	—	—	—	2,530
Japanese agency and municipal securities	—	113	—	—	113
Foreign government, agency and municipal securities	3,729	1,038	24	—	4,791
Bank and corporate debt securities and loans for trading purposes	—	1,480	66	—	1,546
Commercial mortgage-backed securities ("CMBS")	—	112	8	—	120
Residential mortgage-backed securities ("RMBS")	—	1,969	4	—	1,973
Mortgage and other mortgage-backed securities	—	1	111	—	112
Collateralized debt obligations ("CDO") and other(4)	—	141	19	—	160
Investment trust funds and other	134	26	9	—	169

Total cash instruments	7,018	5,952	635	—	13,605

Derivatives(5)
Equity contracts	901	972	37	—	1,910
Interest rate contracts	18	21,080	151	—	21,249
Credit contracts	—	2,380	311	—	2,691
Foreign exchange contracts	0	2,102	89	—	2,191
Commodity contracts	3	22	3	—	28
Netting	—	—	—	(26,136)	(26,136)

Total derivatives	922	26,556	591	(26,136)	1,933

Subtotal	¥7,940	¥32,508	¥1,226	¥(26,136)	¥15,538

Loans and receivables(6)	—	282	7	—	289
Collateralized agreements(7)	—	785	—	—	785
Other assets
Non-trading debt securities	661	187	7	—	855
Other(3)	147	9	78	—	234

Total	¥8,748	¥33,771	¥1,318	¥(26,136)	¥17,701

Liabilities:
Trading liabilities
Equities	¥943	¥101	¥—	¥—	¥1,044
Japanese government securities	1,645	—	—	—	1,645
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,444	417	—	—	2,861
Bank and corporate debt securities	—	207	1	—	208
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	1	—	—	1
Mortgage and other mortgage-backed securities	—	0	—	—	0
Investment trust funds and other	24	0	—	—	24

Total cash instruments	5,056	729	1	—	5,786

Derivatives(5)
Equity contracts	919	982	28	—	1,929
Interest rate contracts	20	21,031	169	—	21,220
Credit contracts	—	2,363	333	—	2,696
Foreign exchange contracts	—	1,989	72	—	2,061
Commodity contracts	1	28	4	—	33
Netting	—	—	—	(26,278)	(26,278)

Total derivatives	940	26,393	606	(26,278)	1,661

Subtotal	¥5,996	¥27,122	¥607	¥(26,278)	¥7,447

Short-term borrowings(8)	—	121	15	—	136
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	98	—	—	98
Long-term borrowings(8)(10)(11)	104	1,604	(66)	—	1,642
Other liabilities	23	—	—	—	23

Total	¥6,123	¥28,945	¥557	¥(26,278)	¥9,347

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	$8.11	$13.92	$1.74	$—	$23.77
Private equity(3)	—	—	3.38	—	3.38
Japanese government securities	32.84	—	—	—	32.84
Japanese agency and municipal securities	—	1.47	—	—	1.47
Foreign government, agency and municipal securities	48.39	13.48	0.31	—	62.18
Bank and corporate debt securities and loans for trading purposes	—	19.21	0.86	—	20.07
Commercial mortgage-backed securities ("CMBS")	—	1.45	0.10	—	1.55
Residential mortgage-backed securities ("RMBS")	—	25.56	0.05	—	25.61
Mortgage and other mortgage-backed securities	—	0.01	1.44	—	1.45
Collateralized debt obligations ("CDO") and other(4)	—	1.83	0.25	—	2.08
Investment trust funds and other	1.74	0.34	0.11	—	2.19

Total cash instruments	91.08	77.27	8.24	—	176.59

Derivatives(5)
Equity contracts	11.70	12.61	0.48	—	24.79
Interest rate contracts	0.23	273.62	1.96	—	275.81
Credit contracts	—	30.89	4.04	—	34.93
Foreign exchange contracts	0.00	27.28	1.16	—	28.44
Commodity contracts	0.04	0.29	0.04	—	0.37
Netting	—	—	—	(339.25)	(339.25)

Total derivatives	11.97	344.69	7.68	(339.25)	25.09

Subtotal	$103.05	$421.96	$15.92	$(339.25)	$201.68

Loans and receivables(6)	—	3.66	0.09	—	3.75
Collateralized agreements(7)	—	10.19	—	—	10.19
Other assets
Non-trading debt securities	8.58	2.43	0.09	—	11.10
Other(3)	1.91	0.12	1.01	—	3.04

Total	$113.54	$438.36	$17.11	$(339.25)	$229.76

Liabilities:
Trading liabilities
Equities	$12.24	$1.31	$—	$—	$13.55
Japanese government securities	21.36	—	—	—	21.36
Japanese agency and municipal securities	—	0.03	—	—	0.03
Foreign government, agency and municipal securities	31.73	5.41	—	—	37.14
Bank and corporate debt securities	—	2.69	0.01	—	2.70
Commercial mortgage-backed securities ("CMBS")	—	0.01	—	—	0.01
Residential mortgage-backed securities ("RMBS")	—	0.01	—	—	0.01
Mortgage and other mortgage-backed securities	—	0.00	—	—	0.00
Investment trust funds and other	0.31	0.00	—	—	0.31

Total cash instruments	65.64	9.46	0.01	—	75.11

Derivatives(5)
Equity contracts	11.93	12.75	0.36	—	25.04
Interest rate contracts	0.26	272.99	2.19	—	275.44
Credit contracts	—	30.67	4.32	—	34.99
Foreign exchange contracts	—	25.82	0.93	—	26.75
Commodity contracts	0.01	0.36	0.06	—	0.43
Netting	—	—	—	(341.10)	(341.10)

Total derivatives	12.20	342.59	7.86	(341.10)	21.55

Subtotal	$77.84	$352.05	$7.87	$(341.10)	$96.66

Short-term borrowings(8)	—	1.57	0.20	—	1.77
Payables and deposits(9)	—	0.00	0.01	—	0.01
Collateralized financing(7)	—	1.27	—	—	1.27
Long-term borrowings(8)(10)(11)	1.35	20.82	(0.85)	—	21.32
Other liabilities	0.30	—	—	—	0.30

Total	$79.49	$375.71	$7.23	$(341.10)	$121.33

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(6)	Includes loans elected for the fair value option.
(7)	Includes collateralized agreements or collateralized financing elected for the fair value option.
(8)	Includes structured notes elected for the fair value option.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue

	Billions of yen
	Six months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of six months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥164	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(26)	¥(1)	¥135
Private equity	325	—	—	(2)	—	(2)	(13)	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	22	2	—	—	—	2	1	5	30
Bank and corporate debt securities and loans for trading purposes	131	4	—	—	0	4	(14)	(3)	118
Commercial mortgage-backed securities ("CMBS")	27	0	—	—	—	0	(3)	(14)	10
Residential mortgage-backed securities ("RMBS")	4	0	—	—	—	0	(1)	3	6
Mortgage and other mortgage-backed securities	117	2	—	—	—	2	40	2	161
Collateralized debt obligations ("CDO") and other	43	(1)	—	—	—	(1)	(14)	(2)	26
Investment trust funds and other	10	1	—	—	—	1	(1)	—	10

Total cash instruments	843	6	—	(2)	(0)	4	(28)	(10)	809

Derivative contracts, net(5)
Equity contract	32	5	—	—	—	5	(3)	3	37
Interest rate contracts	9	34	—	—	—	34	(8)	(14)	21
Credit contracts	(58)	(38)	—	—	—	(38)	47	5	(44)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(0)	4	(0)
Commodity contracts	(0)	1	—	—	—	1	(0)	(1)	(0)

Total derivative, net	(19)	(0)	—	—	—	(0)	36	(3)	14

Subtotal	¥824	¥6	¥—	¥(2)	¥(0)	¥4	¥8	¥(13)	¥823

Loans and receivables	10	0	—	—	—	0	(1)	(6)	3
Other assets	38	(0)	1	—	—	1	(1)	(0)	38

Total	¥872	¥6	¥1	¥(2)	¥(0)	¥5	¥6	¥(19)	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥0
Bank and corporate debt securities	0	—	—	—	—	—	(0)	—	—

Subtotal	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	9	1	—	—	—	1	(6)	3	5
Payables and deposits	0	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	(127)	22	—	—	—	22	249	(11)	89

Total	¥(118)	¥23	¥—	¥—	¥—	¥23	¥243	¥(8)	¥94

	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities ("CMBS")	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities ("RMBS")	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations ("CDO") and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(5)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading Liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Translation into billions of U.S. dollars
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	$1.57	$(0.14)	$—	$0.53	$(0.14)	$—	$(0.05)	$(0.03)	$1.74
Private equity	3.76	(0.16)	—	0.01	(0.09)	—	(0.14)	—	3.38
Japanese agency and municipal securities	—	—	—	0.04	(0.04)	—	—	—	—
Foreign government, agency and municipal securities	0.30	0.04	—	1.61	(1.51)	—	—	(0.13)	0.31
Bank and corporate debt securities and loans for trading purposes	0.67	(0.03)	—	1.01	(0.90)	—	(0.03)	0.14	0.86
Commercial mortgage-backed securities ("CMBS")	0.36	0.00	—	—	(0.27)	—	(0.02)	0.03	0.10
Residential mortgage-backed securities ("RMBS")	0.04	(0.00)	—	0.00	(0.00)	—	(0.00)	0.01	0.05
Mortgage and other mortgage-backed securities	1.66	(0.01)	—	0.09	(0.30)	—	(0.00)	—	1.44
Collateralized debt obligations ("CDO") and other	0.44	(0.00)	—	0.13	(0.14)	—	(0.01)	(0.17)	0.25
Investment trust funds and other	0.13	(0.00)	—	0.01	(0.03)	—	(0.00)	—	0.11

Total cash instruments	8.93	(0.30)	—	3.43	(3.42)	—	(0.25)	(0.15)	8.24

Derivatives, net(5)
Equity contracts	0.36	(0.10)	—	—	—	(0.14)	(0.01)	0.01	0.12
Interest rate contracts	0.14	0.08	—	—	—	(0.30)	(0.09)	(0.06)	(0.23)
Credit contracts	(0.70)	0.01	—	—	—	0.44	0.05	(0.08)	(0.28)
Foreign exchange contracts	0.03	0.25	—	—	—	(0.04)	(0.01)	0.00	0.23
Commodity contracts	(0.03)	(0.01)	—	—	—	(0.01)	(0.00)	0.03	(0.02)

Total derivatives, net	(0.20)	0.23	—	—	—	(0.05)	(0.06)	(0.10)	(0.18)

Subtotal	$8.73	$(0.07)	$—	$3.43	$(3.42)	$(0.05)	$(0.31)	$(0.25)	$8.06

Loans and receivables	0.14	(0.00)	—	0.02	(0.06)	—	(0.01)	—	0.09
Other assets
Non-trading debt securities	0.00	0.00	(0.00)	0.09	—	—	(0.00)	—	0.09
Other	0.31	0.03	(0.00)	0.77	(0.10)	—	(0.00)	0.00	1.01

Total	$9.18	$(0.04)	$(0.00)	$4.31	$(3.58)	$(0.05)	$(0.32)	$(0.25)	$9.25

Liabilities:
Trading Liabilities
Bank and corporate debt securities	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Subtotal	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Short-term borrowings	0.02	0.00	—	0.18	(0.00)	—	—	(0.00)	0.20
Payables and deposits	0.01	(0.00)	—	(0.00)	—	—	—	—	0.01
Long-term borrowings	1.87	0.49	—	0.00	(1.51)	—	(0.19)	(0.53)	(0.85)

Total	$1.90	$0.49	$—	$0.19	$(1.51)	$—	$(0.19)	$(0.53)	$(0.63)

	Billions of yen
	Three months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of three months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥162	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(21)	¥(4)	¥135
Private equity	311	—	—	(1)	0	(1)	0	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	13	2	—	—	—	2	4	11	30
Bank and corporate debt securities and loans for trading purposes	136	3	—	—	0	3	(16)	(5)	118
Commercial mortgage-backed securities ("CMBS")	22	(0)	—	—	—	(0)	(3)	(9)	10
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	—	(0)	(0)	3	6
Mortgage and other mortgage-backed securities	171	5	—	—	—	5	(15)	—	161
Collateralized debt obligations ("CDO") and other	26	(0)	—	—	—	(0)	3	(3)	26
Investment trust funds and other	10	0	—	—	—	0	0	—	10

Total cash instruments	854	8	—	(1)	(0)	7	(45)	(7)	809

Derivative contracts, net(5)
Equity contract	31	6	—	—	—	6	(2)	2	37
Interest rate contracts	20	17	—	—	—	17	(17)	1	21
Credit contracts	(39)	(40)	—	—	—	(40)	28	7	(44)
Foreign exchange contracts	1	0	—	—	—	0	(2)	1	(0)
Commodity contracts	0	(0)	—	—	—	(0)	0	(0)	(0)

Total derivative, net	13	(17)	—	—	—	(17)	7	11	14

Subtotal	¥867	¥(9)	¥—	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥823

Loans and receivables	3	0	—	—	—	0	(0)	—	3
Other assets	38	(0)	0	—	—	0	(0)	—	38

Total	¥908	¥(9)	¥0	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Subtotal	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	6	0	—	—	—	0	(0)	(1)	5
Payables and deposits	(0)	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	44	(44)	—	—	—	(44)	5	(4)	89

Total	¥50	¥(44)	¥—	¥—	¥—	¥(44)	¥5	¥(5)	¥94

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities ("CMBS")	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations ("CDO") and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(5)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading Liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Translation into billions of U.S. dollars
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	$1.93	$(0.13)	$—	$0.05	$(0.06)	$—	$(0.04)	$(0.01)	$1.74
Private equity	3.63	(0.07)	—	0.01	(0.10)	—	(0.09)	—	3.38
Japanese agency and municipal securities	—	—	—	0.01	(0.01)	—	—	—	—
Foreign government, agency and municipal securities	0.23	0.01	—	0.92	(0.79)	—	—	(0.06)	0.31
Bank and corporate debt securities and loans for trading purposes	0.70	(0.05)	—	0.52	(0.41)	—	(0.02)	0.12	0.86
Commercial mortgage-backed securities ("CMBS")	0.13	(0.00)	—	—	(0.04)	—	(0.00)	0.01	0.10
Residential mortgage-backed securities ("RMBS")	0.04	(0.00)	—	—	(0.00)	—	(0.00)	0.01	0.05
Mortgage and other mortgage-backed securities	1.53	0.00	—	0.09	(0.18)	—	(0.00)	—	1.44
Collateralized debt obligations ("CDO") and other	0.23	(0.01)	—	0.08	(0.09)	—	(0.01)	0.05	0.25
Investment trust funds and other	0.13	(0.01)	—	0.00	(0.01)	—	(0.00)	—	0.11

Total cash instruments	8.55	(0.26)	—	1.68	(1.69)	—	(0.16)	0.12	8.24

Derivatives, net(5)
Equity contracts	0.29	(0.12)	—	—	—	(0.04)	(0.01)	0.00	0.12
Interest rate contracts	0.21	(0.09)	—	—	—	(0.08)	(0.05)	(0.22)	(0.23)
Credit contracts	(0.57)	0.10	—	—	—	0.24	0.03	(0.08)	(0.28)
Foreign exchange contracts	0.08	0.19	—	—	—	(0.02)	(0.01)	(0.01)	0.23
Commodity contracts	0.00	(0.00)	—	—	—	(0.02)	(0.00)	—	(0.02)

Total derivatives, net	0.01	0.08	—	—	—	0.08	(0.04)	(0.31)	(0.18)

Subtotal	$8.56	$(0.18)	$—	$1.68	$(1.69)	$0.08	$(0.20)	$(0.19)	$8.06

Loans and receivables	0.12	0.00	—	—	(0.01)	—	(0.02)	—	0.09
Other assets
Non-trading debt securities	0.09	0.00	(0.00)	—	—	—	(0.00)	—	0.09
Other	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.00)	—	1.01

Total	$9.77	$(0.17)	$(0.00)	$1.69	$(1.71)	$0.08	$(0.22)	$(0.19)	$9.25

Liabilities:
Trading Liabilities
Bank and corporate debt securities	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Subtotal	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Short-term borrowings	0.02	0.00	—	0.18	(0.00)	—	—	(0.00)	0.20
Payables and deposits	0.01	0.00	—	(0.00)	—	—	—	—	0.01
Long-term borrowings	1.06	0.47	—	0.04	(1.17)	—	(0.12)	(0.19)	(0.85)

Total	$1.09	$0.47	$—	$0.23	$(1.17)	$—	$(0.12)	$(0.19)	$(0.63)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
(4)	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(6)	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
(7)	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.

Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy

	Billions of yen
	Six months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(6)	¥—	¥—	¥(0)	¥(6)
Private equity	—	—	(3)	—	(3)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	3	—	—	—	3
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	0	—	—	—	0
Mortgage and other mortgage-backed securities	(3)	—	—	—	(3)
Collateralized debt obligations ("CDO") and other	(0)	—	—	—	(0)
Investment trust funds and other	1	—	—	—	1

Total cash instruments	(4)	—	(3)	(0)	(7)

Derivatives, net(2)
Equity contracts	6	—	—	—	6
Interest rate contracts	11	—	—	—	11
Credit contracts	(45)	—	—	—	(45)
Foreign exchange contracts	(2)	—	—	—	(2)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(30)	—	—	—	(30)

Subtotal	¥(34)	¥—	¥(3)	¥(0)	¥(37)

Loans and receivables	(0)	—	—	—	(0)
Other assets	(0)	1	—	—	1

Total	¥(34)	¥1	¥(3)	¥(0)	¥(36)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Subtotal	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	1	—	—	—	1
Payables and deposits	0	—	—	—	0
Long-term borrowings	17	—	—	—	17

Total	¥18	¥—	¥—	¥—	¥18

	Billions of yen	Translation into billions of U.S. dollars
	Six months ended September 30, 2011	Six months ended September 30, 2011
	Unrealized gain / (loss)(3)	Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(8)	$(0.10)
Private equity	(9)	(0.12)
Japanese agency and municipal securities	(0)	(0.00)
Foreign government, agency and municipal securities	0	0.00
Bank and corporate debt securities and loans for trading purposes	(4)	(0.05)
Commercial mortgage-backed securities ("CMBS")	0	0.00
Residential mortgage-backed securities ("RMBS")	(0)	(0.00)
Mortgage and other mortgage-backed securities	(2)	(0.03)
Collateralized debt obligations ("CDO") and other	(1)	(0.01)
Investment trust funds and other	0	0.00

Total cash instruments	(24)	(0.31)

Derivatives, net(2)
Equity contracts	(8)	(0.10)
Interest rate contracts	9	0.12
Credit contracts	10	0.13
Foreign exchange contracts	17	0.22
Commodity contracts	(0)	(0.00)

Total derivatives, net	28	0.37

Subtotal	¥4	$0.06

Loans and receivables	(1)	(0.01)
Other assets
Non-trading debt securities	0	0.00
Other	1	0.01

Total	¥4	$0.06

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	$0.00

Subtotal	¥0	$0.00

Short-term borrowings	0	0.00
Payables and deposits	(0)	(0.00)
Long-term borrowings	29	0.38

Total	¥29	$0.38

	Billions of yen
	Three months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(3)	¥—	¥—	¥(0)	¥(3)
Private equity	—	—	(1)	—	(1)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	2	—	—	—	2
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	5	—	—	—	5
Collateralized debt obligations ("CDO") and other	0	—	—	—	0
Investment trust funds and other	0	—	—	—	0

Total cash instruments	5	—	(1)	(0)	4

Derivatives, net(2)
Equity contracts	1	—	—	—	1
Interest rate contracts	15	—	—	—	15
Credit contracts	(43)	—	—	—	(43)
Foreign exchange contracts	(0)	—	—	—	(0)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(27)	—	—	—	(27)

Subtotal	¥(22)	¥—	¥(1)	¥(0)	¥(23)

Loans and receivables	0	—	—	—	0
Other assets	(0)	1	—	—	1

Total	¥(22)	¥1	¥(1)	¥(0)	¥(22)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Subtotal	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	0	—	—	—	0
Payables and deposits	(0)	—	—	—	(0)
Long-term borrowings	(51)	—	—	—	(51)

Total	¥(51)	¥—	¥—	¥—	¥(51)

	Billions of yen	Translation into billions of U.S. dollars
	Three months ended September 30, 2011	Three months ended September 30, 2011
	Unrealized gain / (loss)(3)	Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(8)	$(0.10)
Private equity	(6)	(0.08)
Japanese agency and municipal securities	(0)	(0.00)
Foreign government, agency and municipal securities	0	0.00
Bank and corporate debt securities and loans for trading purposes	(4)	(0.05)
Commercial mortgage-backed securities ("CMBS")	(0)	(0.00)
Residential mortgage-backed securities ("RMBS")	(0)	(0.00)
Mortgage and other mortgage-backed securities	0	0.00
Collateralized debt obligations ("CDO") and other	(1)	(0.01)
Investment trust funds and other	(1)	(0.01)

Total cash instruments	(20)	(0.25)

Derivatives, net(2)
Equity contracts	(10)	(0.13)
Interest rate contracts	(2)	(0.03)
Credit contracts	13	0.17
Foreign exchange contracts	15	0.19
Commodity contracts	(0)	(0.00)

Total derivatives, net	16	0.20

Subtotal	¥(4)	$(0.05)

Loans and receivables	(0)	(0.00)
Other assets
Non-trading debt securities	0	0.00
Other	1	0.01

Total	¥(3)	$(0.04)

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	$0.00

Subtotal	¥0	$0.00

Short-term borrowings	0	0.00
Payables and deposits	0	0.00
Long-term borrowings	36	0.47

Total	¥36	$0.47

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.

Information On The Investments Where NAV Per Share Is Calculated

	Billions of yen
	March 31, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥91	¥0	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	—	—
Private equity funds	64	23	Quarterly	30 days
Real estate funds	8	15	—	—

Total	¥165	¥38

	Billions of yen
	September 30, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥86	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	68	15	Quarterly	30 days
Real estate funds	14	15	—	—

Total	¥172	¥31

	Translation into billions of U.S. dollars
	September 30, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	$1.12	$0.00	Monthly	Same day-95 days
Venture capital funds	0.05	0.01	—	—
Private equity funds	0.88	0.19	Quarterly	30 days
Real estate funds	0.18	0.19	—	—

Total	$2.23	$0.39

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The notice period required to be provided before redemption is possible.

Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(2)	¥1	$0.01
Private equity	(0)	(6)	(0.08)
Collateralized agreements(2)	—	4	0.06
Loans and receivables	4	8	0.11
Other assets(1)	—	(0)	(0.00)

Total	¥2	¥7	$0.10

Liabilities:
Short-term borrowings(3)	¥(5)	¥1	$0.02
Collateralized financing(2)	—	(0)	(0.00)
Long-term borrowings(3)(4)	(61)	95	1.23

Total	¥(66)	¥96	$1.25

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(2)	¥1	$0.01
Private equity	0	0	0.00
Collateralized agreements(2)	—	1	0.01
Loans and receivables	3	8	0.10
Other assets(1)	—	0	0.00

Total	¥1	¥10	$0.12

Liabilities:
Short-term borrowings(3)	¥(9)	¥0	$0.00
Collateralized financing(2)	—	0	0.00
Long-term borrowings(3)(4)	(88)	86	1.12

Total	¥(97)	¥86	$1.12

(1)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(2)	Includes resale and repurchase agreements elected for the fair value option.
(3)	Includes structured notes and other financial liabilities elected for the fair value option.
(4)	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Schedule Of Carrying Values And Fair Values Or Approximate Fair Values Of Loans Receivable

	Billions of yen				Translation into billions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Loans receivable	¥1,268	¥1,265	¥1,024	¥1,021	$13.29	$13.25

Carrying Values And Fair Values Or Approximate Fair Values Of Long-Term Borrowings

	Billions of yen				Translation into billions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Long-term borrowings	¥8,403	¥8,179	¥8,754	¥8,479	$113.63	$110.06